Motley Fool Capital Efficiency 100 Index ETF
Schedule of Investments
May 31, 2026 (Unaudited)

COMMON STOCKS - 99.9%	Shares	Value
Air Freight & Logistics - 1.1%
FedEx Corp.	2,276	$ 937,143

Beverages - 0.9%
Monster Beverage Corp. (a)	8,589	756,519

Biotechnology - 2.4%
Exelixis, Inc. (a)	3,186	160,829
Gilead Sciences, Inc.	12,106	1,627,410
Incyte Corp. (a)	2,374	229,661
Iovance Biotherapeutics, Inc. (a)	3,704	15,186
		2,033,086

Broadline Retail - 6.3%
Amazon.com, Inc. (a)	17,682	4,785,456
eBay, Inc.	3,873	423,203
Etsy, Inc. (a)	914	62,079
Ollie's Bargain Outlet Holdings, Inc. (a)	559	45,631
		5,316,369

Capital Markets - 0.0% (b)
Donnelley Financial Solutions, Inc. (a)	346	13,733

Chemicals - 1.8%
Ecolab, Inc.	2,482	635,392
RPM International, Inc.	1,198	126,952
Sherwin-Williams Co.	2,557	776,919
		1,539,263

Commercial Services & Supplies - 1.4%
Cintas Corp.	5,118	876,509
Rollins, Inc.	6,320	300,832
		1,177,341

Communications Equipment - 0.7%
Motorola Solutions, Inc.	1,583	638,392

Construction & Engineering - 1.1%
Comfort Systems USA, Inc.	340	621,591
EMCOR Group, Inc.	436	360,494
		982,085

Consumer Staples Distribution & Retail - 9.5%
Casey's General Stores, Inc.	350	268,499
Costco Wholesale Corp.	3,764	3,599,588
Maplebear, Inc. (a)	2,867	114,107
Sysco Corp.	7,004	530,973
United Natural Foods, Inc. (a)	714	36,664
Walmart, Inc.	30,132	3,487,779
		8,037,610

Entertainment - 4.2%
Netflix, Inc. (a)	39,197	3,371,726
Roku, Inc. (a)	1,380	179,648
		3,551,374

Financial Services - 9.1%
Jack Henry & Associates, Inc.	761	103,739
Mastercard, Inc. - Class A	7,415	3,662,862
Visa, Inc. - Class A	12,236	3,993,341
		7,759,942

Ground Transportation - 0.5%
Old Dominion Freight Line, Inc.	1,981	446,022

Health Care Equipment & Supplies - 3.5%
Align Technology, Inc. (a)	843	147,483
DexCom, Inc. (a)	3,671	270,699
IDEXX Laboratories, Inc. (a)	1,064	599,596
Insulet Corp. (a)	813	117,836
Intuitive Surgical, Inc. (a)	3,600	1,528,704
ResMed, Inc.	1,375	262,034
TransMedics Group, Inc. (a)	344	23,117
		2,949,469

Health Care Providers & Services - 1.3%
HCA Healthcare, Inc.	2,892	1,094,738
Progyny, Inc. (a)	746	19,068
		1,113,806

Hotels, Restaurants & Leisure - 4.4%
Airbnb, Inc. - Class A (a)	5,753	766,932
Booking Holdings, Inc.	8,128	1,360,871
Chipotle Mexican Grill, Inc. (a)	15,300	487,458
Starbucks Corp.	10,553	1,046,436
Texas Roadhouse, Inc.	648	117,042
		3,778,739

Household Durables - 0.2%
NVR, Inc. (a)	28	170,934

Interactive Media & Services - 10.9%
Alphabet, Inc. - Class C	12,994	4,891,331
Match Group, Inc.	2,412	87,146
Meta Platforms, Inc. - Class A	6,456	4,083,485
Pinterest, Inc. - Class A (a)	7,978	159,959
		9,221,921

IT Services - 0.8%
Cognizant Technology Solutions Corp. - Class A	4,503	251,065
Gartner, Inc. (a)	445	72,179
GoDaddy, Inc. - Class A (a)	1,315	112,867
MongoDB, Inc. (a)	799	268,104
		704,215

Leisure Products - 0.2%
Hasbro, Inc.	1,543	132,960

Life Sciences Tools & Services - 0.2%
Medpace Holdings, Inc. (a)	299	133,686

Machinery - 0.1%
Tennant Co.	181	15,586
Toro Co.	958	86,105
		101,691

Media - 0.2%
New York Times Co. - Class A	1,886	141,846
Trade Desk, Inc. - Class A (a)	1,000	21,560
		163,406

Personal Care Products - 0.0% (b)
elf Beauty, Inc. (a)	752	42,112

Pharmaceuticals - 1.4%
Bristol-Myers Squibb Co.	21,473	1,227,826

Semiconductors & Semiconductor Equipment - 11.2%
Cirrus Logic, Inc. (a)	503	85,485
Impinj, Inc. (a)	300	45,300
Lam Research Corp.	15,118	4,810,245
NVIDIA Corp.	21,476	4,534,443
		9,475,473

Software - 15.3%
Adobe Systems, Inc. (a)	5,000	1,296,050
Appfolio, Inc. - Class A (a)	410	66,080
Appian Corp. - Class A (a)	971	22,721
Autodesk, Inc. (a)	2,443	565,090
Crowdstrike Holdings, Inc. - Class A (a)	2,282	1,668,142
Datadog, Inc. - Class A (a)	3,884	960,707
Docusign, Inc. (a)	2,633	138,285
Fair Isaac Corp. (a)	364	455,215
Figma, Inc. - Class A (a)	5,495	140,123
Fortinet, Inc. (a)	6,511	898,323
HubSpot, Inc. (a)	390	86,046
Manhattan Associates, Inc. (a)	730	109,537
Microsoft Corp.	9,922	4,467,281
Nutanix, Inc. - Class A (a)	3,163	164,697
Samsara, Inc. - Class A (a)	5,913	206,896
ServiceNow, Inc. (a)	9,500	1,181,515
ServiceTitan, Inc. - Class A (a)	1,173	84,878
Workday, Inc. - Class A (a)	1,650	241,213
Zscaler, Inc. (a)	1,471	205,543
		12,958,342

Specialty Retail - 4.6%
AutoZone, Inc. (a)	202	592,908
Chewy, Inc. - Class A (a)	3,491	78,687
Five Below, Inc. (a)	575	130,732
Stitch Fix, Inc. - Class A (a)	2,073	7,380
TJX Cos., Inc.	13,544	2,095,934
Tractor Supply Co.	5,804	183,000
Ulta Beauty, Inc. (a)	596	303,275

Urban Outfitters, Inc. (a)	1,034		75,120
Wayfair, Inc. - Class A (a)	1,537		111,064
Williams-Sonoma, Inc.	1,453		295,787
			3,873,887

Technology Hardware, Storage & Peripherals - 5.4%
Apple, Inc.	14,801		4,618,800

Textiles, Apparel & Luxury Goods - 0.8%
NIKE, Inc. - Class B	14,000		647,220
Under Armour, Inc. - Class A (a)	5,080		29,820
			677,040

Trading Companies & Distributors - 0.4%
Watsco, Inc.	373		136,928
WESCO International, Inc.	465		167,944
			304,872
TOTAL COMMON STOCKS (Cost $74,752,428)			84,838,058

TOTAL INVESTMENTS - 99.9% (Cost $74,752,428)			84,838,058
Other Assets in Excess of Liabilities - 0.1%		0.00092	78,383
TOTAL NET ASSETS - 100.0%			$ 84,916,441

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	Non-income producing security.
(b)	Represents less than 0.05% of net assets.

Summary of Fair Value Disclosure as of May 31, 2026 (Unaudited)

Motley Fool Capital Efficiency 100 Index ETF has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of May 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$ 84,838,058	$ –	$ –	$ 84,838,058
Total Investments	$ 84,838,058	$ –	$ –	$ 84,838,058

Refer to the Schedule of Investments for further disaggregation of investment categories.